ACCOUNTS RECEIVABLE - Additional Information (Details) - Major Customers	6 Months Ended
	Jun. 30, 2023 USD ($) customer	Jun. 30, 2022 USD ($) customer
ACCOUNTS RECEIVABLE.
Number of customers | customer	2	1
Net revenue
ACCOUNTS RECEIVABLE.
Number of customers | customer	2
Net revenue | Customer Two
ACCOUNTS RECEIVABLE.
Percentage of concentration risk	15.00%
Net revenue | Ge Diao Ping Yuan
ACCOUNTS RECEIVABLE.
Percentage of concentration risk		82.00%
Net revenue | Customer One
ACCOUNTS RECEIVABLE.
Percentage of concentration risk	23.00%
Accounts receivable
ACCOUNTS RECEIVABLE.
Accounts receivable | $	$ 0
Accounts receivable | Ge Diao Ping Yuan
ACCOUNTS RECEIVABLE.
Accounts receivable | $		$ 226,829